Source Capital

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES — 20.2%
	ASSET-BACKED SECURITIES — 6.7%
	COLLATERALIZED LOAN OBLIGATION — 2.1%
	Barings Middle Market Ltd.
$1,040,000	Series 2021-IA, Class D, 13.237% (3-Month Term SOFR+891.161 basis points), 7/20/2033(a),(b)	$1,041,569
	Fortress Credit Opportunities Ltd.
5,186,000	Series 2017-9A, Class ER, 12.640% (3-Month Term SOFR+832.161 basis points), 10/15/2033(a),(b)	5,212,698
	Parliament Ltd.
1,854,000	Series 2021-2A, Class D, 8.165% (3-Month Term SOFR+396.161 basis points), 8/20/2032(a),(b)	1,848,360
		8,102,627
	EQUIPMENT — 0.7%
	Coinstar Funding LLC
2,811,220	Series 2017-1A, Class A2, 5.216%, 4/25/2047(a)	2,618,549
	Prop 2017-1A
226,703	5.300%, 3/15/2042(c),(d)	210,833
		2,829,382
	OTHER — 3.9%
	ABPCI Direct Lending Fund LLC
2,836,127	Series 2022-2A, Class C, 8.236%, 3/1/2032(a)	2,795,948
	ABPCI Direct Lending Fund Ltd.
216,555	Series 2020-1A, Class A, 3.199%, 12/29/2030(a)	212,802
2,187,820	Series 2020-1A, Class B, 4.935%, 12/29/2030(a)	2,150,367
	Cologix Data Centers US Issuer LLC
1,765,000	Series 2021-1A, Class C, 5.990%, 12/26/2051(a)	1,741,631
	Diamond Infrastructure Funding LLC
384,000	Series 2021-1A, Class C, 3.475%, 4/15/2049(a)	369,129
	Diamond Issuer LLC
1,000,000	Series 2021-1A, Class C, 3.787%, 11/20/2051(a)	933,582
	Elm Trust
8,549	Series 2020-3A, Class A2, 2.954%, 8/20/2029(a)	8,537
23,422	Series 2020-3A, Class B, 4.481%, 8/20/2029(a)	23,389
244,826	Series 2020-4A, Class B, 3.866%, 10/20/2029(a)	244,401
	Golub Capital Partners Funding Ltd.
545,371	Series 2020-1A, Class B, 4.496%, 1/22/2029(a)	543,406
1,059,421	Series 2021-1A, Class B, 3.816%, 4/20/2029(a)	1,048,166
2,684,535	Series 2021-2A, Class B, 3.994%, 10/19/2029(a)	2,623,515
	Hotwire Funding LLC
750,000	Series 2021-1, Class C, 4.459%, 11/20/2051(a)	736,907
	Monroe Capital Funding Ltd.
398,588	Series 2021-1A, Class B, 3.908%, 4/22/2031(a)	394,799

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal
Amount		Value
	BONDS & DEBENTURES (Continued)
	ASSET-BACKED SECURITIES (Continued)
	OTHER (Continued)
	VCP RRL Ltd.
$521,449	Series 2021-1A, Class B, 2.848%, 10/20/2031(a)	$491,454
1,098,413	Series 2021-1A, Class C, 5.425%, 10/20/2031(a)	1,004,926
		15,322,959
	TOTAL ASSET-BACKED SECURITIES
	(Cost $26,590,763)	26,254,968
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
	NON-AGENCY — 0.4%
	BX Commercial Mortgage Trust
1,270,134	Series 2021-VOLT, Class F, 6.665% (1-Month Term SOFR+251.448 basis points), 9/15/2036(a),(b)	1,267,752
	Eleven Madison Mortgage Trust
344,000	Series 2015-11MD, Class A, 3.673%, 9/10/2035(a),(b)	341,885
		1,609,637
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $1,580,272)	1,609,637
	CONVERTIBLE BONDS — 1.6%
	Delivery Hero AG
500,000	1.000%, 1/23/2027	562,880
100,000	1.500%, 1/15/2028	108,061
1,200,000	3.250%, 2/21/2030	1,390,628
	Wayfair, Inc.
3,933,000	0.625%, 10/1/2025	3,933,000
122,000	1.000%, 8/15/2026	119,560
	TOTAL CONVERTIBLE BONDS
	(Cost $5,752,657)	6,114,129
	CORPORATE BANK DEBT — 6.5%
	Banner Commercial Funding LP Term Loan
5,343,750	10.634% (1-Month Term SOFR+650 basis points), 5/27/2028(b),(c),(d),(e)	5,250,235
	Capstone Acquisition Holdings, Inc. Term Loan
2,273,798	8.763% (1-Month Term SOFR+460 basis points), 11/12/2029(b),(c),(d),(e),(f)	2,286,172
	Cornerstone OnDemand, Inc.
71,769	8.013% (1-Month Term SOFR+375 basis points), 10/16/2028(b),(d),(e)	68,808
	Delta Commercial Funding LP
3,100,000	9.119% (1-Month Term SOFR+480 basis points), 12/31/2027(b),(c),(d),(e),(f),(g)	3,050,400
	EQS Legacy Holdings LLC Term Loan
8,575,000	11.000%, 3/27/2032(b),(c),(d),(e)	8,575,000
	JC Penney Corp., Inc.
459,336	5.568% (3-Month USD Libor+425 basis points), 6/23/2027*,(b),(c),(d),(e),(h)	46
	Lealand Finance Company B.V. Senior Exit LC
1,363,749	3.500%, 6/30/2027(b),(c),(d),(e),(f),(g)	(409,125)
4,296,753	5.250%, 6/30/2027(b),(c),(d),(e),(f),(g)	(429,675)

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal
Amount		Value
	CORPORATE BANK DEBT (Continued)
	Lealand Reficar LC Term Loan
$33,066	11.763% (3-Month Term SOFR+750 basis points), 6/30/2027(b),(c),(d),(e),(f),(i)	$29,098
	McDermott LC
912,667	8.572% (3-Month Term SOFR+426.16 basis points), 6/30/2027(b),(c),(d),(e),(f)	730,134
	McDermott Technology Americas, Inc.
141,927	7.278% (1-Month Term SOFR+300 basis points), 6/30/2027(b),(d),(e)	120,638
1,604,421	8.278% (1-Month Term SOFR+400 basis points), 12/31/2027(b),(c),(d),(e),(i)	1,267,492
	Plantation Loan
3,500,000	10.555%, 1/25/2027(b),(c),(d),(e)	3,500,000
	Vision Solutions, Inc.
71,758	8.570% (3-Month Term SOFR+400 basis points), 4/24/2028(b),(d),(e)	69,067
	WH Borrower LLC
1,206,975	8.884% (3-Month Term SOFR+475 basis points), 2/20/2032(b),(d),(e)	1,206,227
	TOTAL CORPORATE BANK DEBT
	(Cost $26,077,685)	25,314,517
	CORPORATE BONDS — 5.0%
	COMMUNICATIONS — 1.0%
	Consolidated Communications, Inc.
1,272,000	6.500%, 10/1/2028(a)	1,290,482
	EchoStar Corp.
846,895	3.875%, 11/30/2030	2,083,361
	Frontier Communications Holdings LLC
453,000	5.875%, 10/15/2027(a)	452,434
		3,826,277
	CONSUMER DISCRETIONARY — 0.5%
	Air Canada Pass Through Trust
1,500,000	Series 2020-1, Class C, 10.500%, 7/15/2026(a)	1,563,704
	VT Topco, Inc.
421,000	8.500%, 8/15/2030(a)	428,368
		1,992,072
	FINANCIALS — 3.4%
	Apollo Debt Solutions BDC Senior Notes
2,333,000	8.620%, 9/28/2028(c),(d)	2,333,000
	Charles Schwab Corp.
549,000	4.000% (USD 5 Year Tsy+316.8 basis points)(b),(j)	542,616
75,000	5.000% (3-Month USD Libor+257.5 basis points)(b),(j)	73,594
	Five Point Operating Co. LP
100,000	8.000%, 10/1/2030(a)	101,480
	Hlend Senior Notes
3,500,000	8.170%, 3/15/2028(c),(d)	3,500,000
	HPS Corporate Lending Fund
520,000	6.750%, 1/30/2029	541,948

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Midcap Financial Issuer Trust
$3,466,000	6.500%, 5/1/2028(a)	$3,442,362
	Oaktree Strategic Credit Fund
1,615,000	8.400%, 11/14/2028	1,753,704
	OCREDIT BDC Senior Notes
552,000	7.770%, 3/7/2029(c),(d)	552,000
	Vornado Realty LP
250,000	2.150%, 6/1/2026	245,563
		13,086,267
	HEALTH CARE — 0.1%
	Heartland Dental LLC/Heartland Dental Finance Corp.
381,000	10.500% (1-Month Term SOFR+500 basis points), 4/30/2028(a),(d)	401,479
	TOTAL CORPORATE BONDS
	(Cost $17,647,792)	19,306,095
	TOTAL BONDS & DEBENTURES
	(Cost $77,649,169)	78,599,346

Number
of Shares
	CLOSED-END FUNDS — 0.0%
142,220	Altegrity, Inc.(c),(d)	163,553
	TOTAL CLOSED-END FUNDS
	(Cost $0)	163,553
	COMMON STOCKS — 40.6%
	AEROSPACE & DEFENSE — 1.7%
5,819	Howmet Aerospace, Inc.	1,141,862
15,343	Safran S.A.	5,405,535
		6,547,397
	APPAREL & TEXTILE PRODUCTS — 0.7%
14,586	Cie Financiere Richemont S.A. - Class A	2,777,588
	ASSET MANAGEMENT — 0.0%
14,610	Pershing Square Tontine Holdings Ltd.(c),(d)	—
	BANKING — 2.2%
66,508	Citigroup, Inc.	6,750,562
22,932	Wells Fargo & Co.	1,922,160
		8,672,722
	BEVERAGES — 3.7%
86,811	Heineken Holding N.V.	5,946,727
167,093	JDE Peet's N.V.	6,120,335
22,509	Pernod Ricard S.A.	2,207,563
		14,274,625

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	CABLE & SATELLITE — 2.2%
5,983	Charter Communications, Inc. - Class A*	$1,645,953
215,600	Comcast Corp. - Class A	6,774,152
		8,420,105
	CHEMICALS — 1.3%
83,744	International Flavors & Fragrances, Inc.	5,153,606
	COMMERCIAL SUPPORT SERVICES — 0.9%
47,135	Eurofins Scientific S.E.	3,418,643
	CONSTRUCTION MATERIALS — 1.4%
69,135	Amrize Ltd.*	3,333,869
23,170	Holcim AG*	1,959,889
		5,293,758
	CONSUMER SERVICES — 0.1%
23,300	Shiseido Co. Ltd.	398,141
	E-COMMERCE DISCRETIONARY — 0.7%
12,523	Amazon.com, Inc.*	2,749,675
	ELECTRIC UTILITIES — 0.0%
9,047	PG&E Corp.	136,429
	ELECTRICAL EQUIPMENT — 2.2%
39,535	TE Connectivity Ltd.	8,679,118
	ENGINEERING & CONSTRUCTION — 1.1%
98,014	McDermott International, Ltd.*,(c),(d)	1,470,210
21,370	Samsung C&T Corp.	2,811,662
10,312	Uniti Group, Inc.*	63,109
		4,344,981
	ENTERTAINMENT CONTENT — 0.6%
4,347	Epic Games, Inc.(c),(d)	1,156,302
44,007	Nexon Co., Ltd.	966,229
		2,122,531
	HEALTH CARE FACILITIES & SVCS — 0.4%
8,224	ICON PLC*	1,439,200
	HOME CONSTRUCTION — 0.7%
50,623	Fortune Brands Innovations, Inc.	2,702,762
	INSURANCE — 1.2%
13,605	Aon PLC - Class A	4,851,271
	INTERNET MEDIA & SERVICES — 7.0%
31,853	Alphabet, Inc. - Class A	7,743,464
19,721	Alphabet, Inc. - Class C	4,803,049
8,390	Delivery Hero S.E.*	240,432
10,387	Meta Platforms, Inc. - Class A	7,628,005
86,481	Prosus N.V.*	6,085,550

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS (Continued)
	INTERNET MEDIA & SERVICES (Continued)
8,195	Uber Technologies, Inc.*	$802,864
		27,303,364
	LEISURE FACILITIES & SERVICES — 1.2%
8,054	Marriott International, Inc. - Class A	2,097,584
18,090	Vail Resorts, Inc.	2,705,721
		4,803,305
	METALS & MINING — 0.9%
802,359	Glencore PLC*	3,685,931
	OIL & GAS PRODUCERS — 0.6%
2,203	Gulfport Energy Corp.*	398,699
70,369	Kinder Morgan, Inc.	1,992,146
		2,390,845
	OIL & GAS SERVICES & EQUIP — 0.5%
142,889	NOV, Inc.	1,893,279
	OTHER COMMON STOCK — 2.7%
—	Other Common Stock(k)	10,612,063
	REAL ESTATE OWNERS & DEVELOPERS — 0.1%
60,408	Swire Pacific Ltd. - Class A	511,939
	REAL ESTATE SERVICES — 0.1%
16,058	Copper Property CTL Pass Through Trust(d)	199,280
	RETAIL - DISCRETIONARY — 1.2%
23,348	CarMax, Inc.*	1,047,625
16,171	Ferguson Enterprises, Inc.	3,631,683
		4,679,308
	SEMICONDUCTORS — 3.3%
37,249	Analog Devices, Inc.	9,152,079
2,117	Broadcom, Inc.	698,419
13,587	NXP Semiconductors N.V.	3,094,168
		12,944,666
	TECHNOLOGY HARDWARE — 0.3%
14,244	Nintendo Co., Ltd.	1,233,353
	TECHNOLOGY SERVICES — 0.5%
41,039	LG Corp.	2,105,989
	TRANSPORTATION & LOGISTICS — 0.7%
84,452	PHI Group, Inc.(c),(d)	2,702,464
	TRANSPORTATION EQUIPMENT — 0.4%
7,391	Westinghouse Air Brake Technologies Corp.	1,481,674
	TOTAL COMMON STOCKS
	(Cost $97,173,570)	158,530,012

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number
of Shares		Value
	LIMITED PARTNERSHIPS — 18.4%
2,300,000	BH3 Debt Opportunity Fund II-Parallel, LP(d),(l)	$1,071,788
55,000	Blue Torch Credit Opportunities Fund II LP(d),(l)	3,540,555
3,900,000	Castlelake Asset-Based Private Credit III Evergreen A, L.P.(d),(l)	3,820,772
60,000	Clover Private Credit Opportunities Fund LP(d),(l)	3,182,928
10,507,864	FPS Holdco II LLC(d),(l),(m)	10,705,317
55,000	HIG WhiteHorse Direct Lending 2020 LP(d),(l)	4,114,355
6,000,000	Jett Texas LLC(d),(l)	6,000,000
80,000	Metro Partners Fund VII LP(d),(l)	8,511,391
80,000	MSD Private Credit Opportunities Fund II LP(d),(l)	5,824,123
30,000	MSD Real Estate Credit Opportunities Fund(d),(l)	1,403,284
55,000	Nebari Natural Resources Credit Fund I LP(d),(l)	2,981,102
30,000	Piney Lake Opportunities Fund LP(d),(l)	3,144,352
18,000	Post Road Special Opportunity Fund II LP(d),(l)	1,757,223
35,000	Silverview Credit Opportunities Onshore Fund LP(d),(l)	1,605,464
48,500	Silverview Special Situations Lending LP(d),(l)	4,147,653
14,000,000	Tioga Partners IV, LP(d),(l)	6,912,137
3,000,000	Trevian Capital Debt Fund, LP(d),(l)	3,000,000
	TOTAL LIMITED PARTNERSHIPS
	(Cost $67,250,709)	71,722,444
	PREFERRED STOCKS — 0.0%
	INDUSTRIALS — 0.0%
65,370	Uniti Group, Inc. - Series A, 11.000%(c),(d)	65,370
	TOTAL PREFERRED STOCKS
	(Cost $124,813)	65,370
	WARRANTS (SPAC) — 0.0%
31,567	Electriq Power Holdings, Inc., Expiration Date: January 25, 2028*,(c)	—
24,015	MariaDB PLC, Expiration Date: December 16, 2027*,(c)	—
5,878	Ross Acquisition Corp. II, Expiration Date: February 12, 2026*,(c)	—
1,996	Uniti Group, Inc. , Expiration Date: August 11, 2035*,(c),(d)	—
	TOTAL WARRANTS (SPAC)
	(Cost $17,489)	—
	SHORT-TERM INVESTMENTS — 20.2%
	MONEY MARKET INVESTMENTS — 0.4%
1,448,957	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.92%(n)	1,448,957

Principal
Amount
	TREASURY BILLS — 19.8%
	U.S. Treasury Bill
$25,300,000	4.27%, 10/7/2025(o)	25,282,238
25,900,000	4.21%, 11/12/2025(o)	25,775,253

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Principal
Amount		Value
	TREASURY BILLS (Continued)
$26,600,000	4.01%, 12/11/2025(o)	$26,398,289
		77,455,780
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $78,900,482)	78,904,737
	TOTAL INVESTMENTS — 99.4%
	(Cost $321,116,232)	387,985,462
	Other Assets in Excess of Liabilities — 0.6%	2,045,225
	TOTAL NET ASSETS — 100.0%	$390,030,687

BDC – Business Development Company

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

US – United States

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $35,334,081, which represents 9.06% of Total Net Assets.
(b)	Variable or floating rate security.
(c)	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
(d)	Restricted securities. These restricted securities, most of which are considered liquid by the Adviser, are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund's Board of Directors. The total value of these securities is $109,791,452, which represents 28.15% of Total Net Assets.
(e)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate (“SOFR”). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
(f)	As of September 30, 2025, the Fund had entered into commitments to fund various delayed draw debt-related investments. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing those investments and there can be no assurance that such conditions will be satisfied.
(g)	All or a portion of the loan is unfunded.
(h)	Security is in default.
(i)	Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying cash.
(j)	Perpetual security. Maturity date is not applicable.
(k)	As permitted by U.S. Securities and Exchange Commission regulations, "Other" Common Stocks include holdings in their first year of acquisition that have not previously been publicly disclosed.
(l)	Investment valued using net asset value per share (or its equivalent) as a practical expedient.
(m)	Affiliated company.
(n)	The rate is the annualized seven-day yield at period end.
(o)	Treasury bill discount rate.

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Total Net Assets
Altegrity, Inc.	9/1/2021	$-	$163,553	0.04%
Apollo Debt Solutions BDC Senior Notes, 8.620%, 9/28/2028	8/10/2023	2,333,000	2,333,000	0.60%
Banner Commercial Funding LP Term Loan, 10.634% (1-Month Term SOFR+650basis points), 5/27/2028	6/10/2025	5,245,557	5,250,235	1.35%
BH3 Debt Opportunity Fund II-Parallel, LP	9/10/2024	1,063,128	1,071,788	0.27%
Blue Torch Credit Opportunities Fund II LP	2/16/2021	4,227,080	3,540,555	0.91%
Capstone Acquisition Holdings, Inc. Term Loan, 8.763% (1-Month Term SOFR+460 basis points), 11/12/2029	11/12/2020	2,260,146	2,286,172	0.59%
Castlelake Asset-Based Private Credit III Evergreen A, L.P.	4/1/2025	3,900,000	3,820,772	0.98%
Clover Private Credit Opportunities Fund LP	12/13/2021	4,046,248	3,182,928	0.82%
Copper Property CTL Pass Through Trust	10/5/2017	528,672	199,280	0.05%
Cornerstone OnDemand, Inc., 8.013% (1-Month Term SOFR+375 basis points), 10/16/2028	12/7/2022	70,967	68,808	0.02%
Delta Commercial Funding LP, 9.119% (1-Month Term SOFR+480 basis points), 12/31/2027	12/31/2024	3,029,481	3,050,400	0.78%
Epic Games, Inc.	6/25/2020	2,499,525	1,156,302	0.30%
EQS Legacy Holdings LLC Term Loan, 11.000%, 3/27/2032	3/27/2025	8,575,000	8,575,000	2.20%
FPS Holdco II LLC	8/9/2024	10,507,864	10,705,317	2.74%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.500% (1-Month Term SOFR+500 basis points), 4/30/2028	5/25/2023	375,813	401,479	0.10%
HIG WhiteHorse Direct Lending 2020 LP	7/30/2021	4,167,244	4,114,355	1.05%
Hlend Senior Notes, 8.170%, 3/15/2028	2/16/2023	3,500,000	3,500,000	0.90%
JC Penney Corp., Inc., 5.568% (3-Month USD Libor+425 basis points), 6/23/2027	2/3/2021	-	46	0.00%
Jett Texas LLC	12/2/2024	6,000,000	6,000,000	1.54%
Lealand Finance Company B.V. Senior Exit LC, 3.500%, 6/30/2027	11/12/2019	(802,897)	(409,125)	-0.10%
Lealand Finance Company B.V. Senior Exit LC, 5.250%, 6/30/2027	2/28/2020	(9,693)	(429,675)	-0.11%
Lealand Reficar LC Term Loan, 11.763% (3-Month Term SOFR+750 basis points), 6/30/2027	4/5/2024	33,066	29,098	0.01%
McDermott International, Ltd.	7/1/2020	2,078,929	1,470,210	0.38%
McDermott LC, 8.572% (3-Month Term SOFR+426.16 basis points), 6/30/2027	12/31/2020	912,668	730,134	0.19%
McDermott Technology Americas, Inc., 7.278% (1-Month Term SOFR+300 basis points), 6/30/2027	7/1/2020	141,925	120,638	0.03%
McDermott Technology Americas, Inc., 8.278% (1-Month Term SOFR+400 basis points), 12/31/2027	7/1/2020	1,879,567	1,267,492	0.32%
Metro Partners Fund VII LP	5/13/2021	6,212,327	8,511,391	2.18%
MSD Private Credit Opportunities Fund II LP	3/8/2021	4,152,941	5,824,123	1.49%
MSD Real Estate Credit Opportunities Fund	6/11/2020	782,435	1,403,284	0.36%
Nebari Natural Resources Credit Fund I LP	8/18/2020	3,619,415	2,981,102	0.76%
OCREDIT BDC Senior Notes, 7.770%, 3/7/2029	2/22/2024	552,000	552,000	0.14%
Pershing Square Tontine Holdings Ltd.	7/26/2022	-	-	0.00%
PHI Group, Inc.	8/19/2019	690,707	2,702,464	0.69%
Piney Lake Opportunities Fund LP	6/30/2021	1,897,369	3,144,352	0.81%
Plantation Loan, 10.555%, 1/25/2027	8/5/2025	3,476,477	3,500,000	0.90%
Post Road Special Opportunity Fund II LP	1/26/2021	1,574,848	1,757,223	0.45%
Prop 2017-1A, 5.300%, 3/15/2042	2/9/2017	226,589	210,833	0.05%
Silverview Credit Opportunities Onshore Fund LP	11/18/2019	892,432	1,605,464	0.41%
Silverview Special Situations Lending LP	9/25/2020	4,207,378	4,147,653	1.06%
Tioga Partners IV, LP	1/15/2025	7,000,000	6,912,137	1.77%
Trevian Capital Debt Fund, LP	3/13/2025	3,000,000	3,000,000	0.77%
Uniti Group, Inc.	11/16/2020	124,813	65,370	0.02%
Uniti Group, Inc. - Series A, 11.000%	11/16/2020	-	-	0.00%
Vision Solutions, Inc., 8.570% (3-Month Term SOFR+400 basis points), 4/24/2028	12/7/2022	64,481	69,067	0.02%
WH Borrower LLC, Term Loan B, 8.884% (3-Month Term SOFR+475 basis points), 2/20/2032	2/12/2025	1,200,940	1,206,227	0.31%
		$106,238,442	$109,791,452	28.15%

Source Capital

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Affiliated Security	Shares Held as of December 31, 2024	Beginning Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss) on Sales Affiliated Investment	Accretion of Discount (Amortization of Premium) and Return of Capital	Change in Unrealized Appreciation (Depreciation)	Transfer In (Out)	Ending Value September 30, 2025	Shares as of September 30, 2025	Income from Affiliated Investments
FPS Holdco II LLC	7,842,816	$7,842,816	$2,665,048	$-	$-	$-	$197,453	$-	$10,705,317	10,507,864	$-
Total		$7,842,816	$2,665,048	$-	$-	$-	$197,453	$-	$10,705,317		$-